Accounting Policies and Basis of Preparation - Additional Information (Details) - Increase (Decrease) Due to Application of IFRS 16 £ in Millions	Jan. 01, 2019 GBP (£)
Disclosure Of Accounting Policies [Line Items]
Increase (decrease) in assets	£ 607
Increase (decrease) in equity and liabilities	£ 607